Regulatory Matters (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 1,779	$ 1,775
Carrying Amount, Regulatory Liabilities	2,855	2,793
Net regulatory assets (liabilities)	$ (1,076)	(1,018)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,262	1,178
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Primarily over lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,508	1,574
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less
Carrying Amount, Regulatory Liabilities	$ 52	30
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various
Carrying Amount, Regulatory Liabilities	$ 6	11
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 672	623
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	7 years
Carrying Amount, Regulatory Assets	$ 227	262
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 67	79
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	7 years
Carrying Amount, Regulatory Assets	$ 266	309
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 256	238
Debt Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt
Carrying Amount, Regulatory Assets	$ 25	29
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	7 years
Carrying Amount, Regulatory Assets	$ 149	170
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less
Carrying Amount, Regulatory Assets	$ 14	9
Wholesale Distribution Substation Service [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 55	34
Unrecovered Expenses Related To COVID-19 [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 27
Costs related to pandemic response plan	21
Costs related to electricity relief program	$ 6
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various
Carrying Amount, Regulatory Assets	$ 21	$ 22